Property, plant and equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	4.00%
Weighted average cost of capital post tax discount rate percentage	7.00%
Weighted average cost of capital pre-tax discount rate percentage	9.00%
Property, plant and equipment	£ 9,020	£ 8,933	£ 9,932
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	(1)	11
Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	(5)	7
Selling, general and administration
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	23	55
Major restructuring programmes
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	27	34
Net book value
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment	0
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment	154	61
Reversal of impairments	26	9
Assets in construction reclassified to intangible assets	0
Property, plant and equipment	(625)	(774)	(821)
Impairment | Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairments	17	9
Impairment | Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairments	5
Impairment | Selling, general and administration
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairments	4
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment	(884)	(291)
Assets in construction reclassified to intangible assets	(34)	(39)
Property, plant and equipment	19,279	19,451	£ 20,778
Cost | Lower-carbon propellant
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	53
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Assets in construction reclassified to intangible assets	£ 34	£ 39